LICENSE AGREEMENTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) agreement	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 agreement
LICENSE AGREEMENTS
Number of license and supply agreements entered | agreement	9	3	6
Royalty revenues | $	$ 0	$ 0